Shareholder Fees {- Fidelity® SAI International Index Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity SAI International Index Fund PRO-09 | Fidelity® SAI International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none